REVERSE RECAPITALIZATION (Tables) - Yerbae Brands Corp [Member]	12 Months Ended
Dec. 31, 2024
Business Acquisition [Line Items]
SCHEDULE OF CONSIDERATION TRANSFERRED RECOGNIZED AS A CHARGE TO EQUITY
Allocation Table
($ in millions)
Fair value of consideration paid	$6.5
Net assets acquired (cash)	(0.6)
Charge to additional paid in capital	$5.9

SCHEDULE OF INVENTORY

Inventory consists of the following for the fiscal periods presented:

	As of December 31,
	2024	2023

Raw material	$240,540	$54,954
Finished goods	439,228	908,433
Reserve for shrinkage	(3,748)	(1,099)
TOTAL	$676,020	$962,288